Note 10 - Long-tern Debt (Details Textual) - Revolving Credit Facility [Member] - First Horizon Bank [Member] - USD ($) $ in Millions	Dec. 31, 2022	Jun. 09, 2021
Line of Credit Facility, Maximum Borrowing Capacity		$ 20
Line of Credit Facility, Interest Rate at Period End		3.25%
Percentage of Unusual Line Fee, Rate		0.25%
Line of Credit Facility, Remaining Borrowing Capacity	$ 2